Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Recoverable Taxes
Schedule of Recoverable Taxes
	Dec. 31, 2024	Dec. 31, 2023
Current
ICMS (VAT) (a)	485	476
PIS/Pasep (b)	1	24
Cofins (b)	5	114
Others	20	21
	511	635
Non-current
ICMS (VAT) (a)	847	726
PIS/Pasep (b)	132	128
Cofins (b)	476	465
	1,455	1,319
	1,966	1,954